FINANCE INCOME AND COSTS (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Notes and other explanatory information [abstract]
Interest income on loans to related parties/ a third party | ¥						¥ 6,792	¥ 6,780	¥ 6,455
Interest income on loans to related parties/ a third party | $					$ 985
Interest income on revenue contracts with significant financing component		$ 183	¥ 1,331	¥ 2,547	305	2,104	2,313	3,161
Interest income from service concession arrangement		461	3,343	3,389	960	6,620	7,264	4,977
Interest income on structured deposits							328	660
Interest income on bank deposit		4	31	44	13	91	250	215
Finance income		1,117	8,101	9,376	2,263	15,607	16,935	15,468
Interest expenses on loans		259	1,878	1,954	563	3,882	4,035	4,028
Interest expense on lease liabilities		11	81	53	19	133	150	80
Other finance costs	[1]				(90)	(620)	231	292
Less: interest expense capitalized into intangible assets-concession right	[2]						(57)	(651)
Finance costs					492	3,395	4,359	3,749
Bank charges					6	42	38	37
Foreign currency exchange losses/(gains)					(96)	(662)	¥ 193	¥ 255
Capitalized rate							5.05%	5.05%
Interest income on loans to a third party		469	3,396	3,396
Finance income		1,117	8,101	9,376	2,263	15,607	¥ 16,935	¥ 15,468
Other finance costs		(4)	(29)	(185)
Finance costs		$ 266	¥ 1,930	¥ 1,822	$ 492	¥ 3,395	¥ 4,359	¥ 3,749

[1]	Finance costs from operations mainly represented bank charges and foreign currency exchange differences. The amounts of bank charges were CNY37, CNY38 and CNY42 (US$6) and the foreign currency exchange losses/(gains) amounted to CNY255, CNY193 and CNY (662) (US$(96)) for the years ended December 31, 2020, 2021 and 2022, respectively.
[2]	The borrowing costs have been capitalized at a rate of 5.05% per annum during the years ended December 31, 2020 and 2021.